CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 106,270	$ 62,747
Short-term bank deposits			60
Trade receivables (net of allowance for doubtful accounts of $1,283 and $1,221 at December 31, 2016 and 2015, respectively)		63,072	59,185
Other accounts receivable and prepaid expenses		39,484	32,230
Inventories		101,474	95,479
Total current assets		310,300	249,701
Long-term assets:
Severance pay fund		3,403	3,296
Other long-term receivables		5,068	6,616
Long-term deposits and prepaid expenses		2,909	1,987
Property, plant and equipment, net		222,818	225,438
Other intangibles assets		4,546	6,883
Goodwill		35,656	35,821
Total assets		584,700	529,742
Current liabilities:
Short-term bank credit		8,540	3,241
Trade payables		48,633	46,382
Related party and other loan	[1],[2]	3,099	3,251
Accrued expenses and other liabilities		33,065	27,986
Total current liabilities		93,337	80,860
Long-term liabilities:
Long-term loan and financing leaseback from a related party	[1]	8,070	8,472
Accrued severance pay		4,265	4,309
Long-term warranty provision		988	934
Phantom share based payment			148
Legal settlements and loss contingencies long term		12,527	11,190
Deferred tax liabilities, net		14,921	14,767
Total long-term liabilities		40,771	39,820
Redeemable non-controlling interest		12,939	8,841
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2016 and 2015; 35,424,669 and 35,294,755 issued at December 31, 2016 and 2015; 34,321,573 and 35,294,755 shares outstanding at December 31, 2016 and 2015, respectively		371	370
Additional paid-in capital		146,536	142,765
Accumulated other comprehensive loss, net		(1,150)	(1,892)
Retained earnings		331,326	258,978
Treasury shares at cost - 1,103,096 and 0 ordinary shares at December 31, 2016 and 2015, respectively		(39,430)
Total equity		437,653	400,221
Total liabilities and equity		$ 584,700	$ 529,742

[1]	In September, 2012, a financing leaseback of $10.9 million related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.09% and is subject to adjustment for increases in the Israeli consumer price index.
[2]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25%. The interest accrued on the loan is payable on a quarterly basis. As of December 31, 2016 the loan was classified to short term related party and other loan balance.